Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42308
Entity Registrant Name	Click Holdings Limited
Entity Central Index Key	0002020027
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1709-11, 17/F
Entity Address, Address Line Two	Tower 2, The Gateway
Entity Address, Address Line Three	Harbour City
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A Ordinary Share, no par value each
Trading Symbol	CLIK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7167
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Click Holdings Limited and its subsidiaries (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of operations, changes in equity, and cash flows for each of the two years ended June 30, 2026 and 2025 and for the six months ended June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the two years ended June 30, 2026 and 2025 and for the six months ended June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	SFAI MALAYSIA PLT
Auditor Location	Puchong, Malaysia
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,435,986
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,127,047
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1709-11, 17/F
Entity Address, Address Line Two	Tower 2, The Gateway
Entity Address, Address Line Three	Harbour City
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2691 8200
Contact Personnel Name	Chan Chun Sing
Contact Personnel Email Address	ir@clicksc.com.hk